COMMITMENTS AND CONTINGENCIES - Minimum Future Fees Received under Non-Cancellable Operating and Right to Use Agreements (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 13,938
2018	25,042
2019	20,935
2020	14,246
Over 2021	2,779
Total minimum future fees received	$ 76,940